SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Leases, Impairment of long-lived assets (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Impairment of Long-lived Assets
Impairment of long-lived assets	¥ 0	¥ 0	¥ 0